Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Asia Aviation PCL, NVDR(a)(b)	6,340,800	$392,687
Bangkok Airways PCL, NVDR(b)	1,769,800	319,911
Thai Airways International PCL, NVDR(a)(b)	2,064,066	266,038

		978,636

Auto Components — 0.5%
Sri Trang Agro-Industry PCL, NVDR(a)	2,139,545	1,782,394

Banks — 7.7%
Bangkok Bank PCL, Foreign	1,111,300	3,790,508
Kasikornbank PCL, NVDR	1,393,400	4,205,168
Kasikornbank PCL(b)	2,730,600	8,348,031
Kiatnakin Bank PCL, NVDR(b)	502,773	671,734
Krung Thai Bank PCL, NVDR(b)	8,167,800	2,670,390
Siam Commercial Bank PCL (The), NVDR	1,977,100	4,599,352
Thanachart Capital PCL, NVDR	680,000	780,258
TMB Bank PCL, NVDR	55,994,066	2,024,306

		27,089,747

Beverages — 0.7%
Osotspa PCL, NVDR	1,751,900	2,340,640

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR	7,699,540	457,470

Capital Markets — 0.9%
Bangkok Commercial Asset Management PCL, NVDR	4,133,900	3,066,961

Chemicals — 3.2%
Eastern Polymer Group PCL, NVDR	2,335,400	374,428
Indorama Ventures PCL, NVDR(b)	3,931,310	3,522,236
PTT Global Chemical PCL, NVDR(b)	5,250,307	7,097,240
Vinythai PCL, NVDR(b)	565,800	368,188

		11,362,092

Commercial Services & Supplies — 0.2%
JMT Network Services PCL, NVDR(b)	838,900	535,356

Construction & Engineering — 0.7%
CH Karnchang PCL, NVDR	2,750,000	1,435,083
Sino-Thai Engineering & Construction PCL, NVDR	2,483,228	1,194,385

		2,629,468

Construction Materials — 6.0%
Siam Cement PCL (The), NVDR	1,818,000	19,603,081
Tipco Asphalt PCL, NVDR(b)	1,664,400	1,151,110
TPI Polene PCL, NVDR(b)	13,443,400	494,460

		21,248,651

Consumer Finance — 2.7%
AEON Thana Sinsap Thailand PCL, NVDR(b)	174,600	776,671
Krungthai Card PCL, NVDR	1,796,900	2,174,808
Muangthai Capital PCL, NVDR(a)	1,725,700	3,024,451
Ratchthani Leasing PCL, NVDR	3,075,385	359,649
Srisawad Corp PCL, NVDR(a)	1,711,060	3,066,030

		9,401,609

Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR	642,200	268,509

Diversified Telecommunication Services — 1.2%
Jasmine International PCL, NVDR	8,662,868	1,018,520
True Corp. PCL, NVDR(b)	27,189,118	3,162,519

		4,181,039

Security	Shares	Value

Electrical Equipment — 0.2%
Gunkul Engineering PCL, NVDR	9,440,022	$842,806

Electronic Equipment, Instruments & Components — 0.7%
Hana Microelectronics PCL, NVDR	1,308,700	1,234,235
KCE Electronics PCL, NVDR(b)	1,925,800	1,132,111
		2,366,346

Entertainment — 0.3%
Major Cineplex Group PCL, NVDR(b)	1,457,500	783,504
RS PCL, NVDR	1,038,500	385,234

		1,168,738

Food & Staples Retailing — 9.6%
Berli Jucker PCL, NVDR	2,800,600	3,741,764
CP ALL PCL, NVDR(a)	13,609,600	30,162,741

		33,904,505

Food Products — 4.0%
Charoen Pokphand Foods PCL, NVDR	9,023,500	8,935,563
GFPT PCL, NVDR(b)	1,194,500	446,858
Khon Kaen Sugar Industry PCL, NVDR	3,658,478	234,621
Taokaenoi Food & Marketing PCL, Class R, NVDR	1,152,400	338,728
Thai Union Group PCL, NVDR(b)	7,228,300	3,113,100
Thai Vegetable Oil PCL, NVDR	1,044,953	870,520

		13,939,390

Health Care Providers & Services — 6.4%
Bangkok Chain Hospital PCL, NVDR	3,181,225	1,450,103
Bangkok Dusit Medical Services PCL, NVDR	22,212,000	15,711,097
Bumrungrad Hospital PCL, NVDR	934,276	3,524,461
Chularat Hospital PCL, NVDR	11,622,200	942,637
Thonburi Healthcare Group PCL, NVDR	1,205,400	799,558

		22,427,856

Hotels, Restaurants & Leisure — 1.9%
Asset World Corp. PCL	14,915,200	2,222,510
Central Plaza Hotel PCL, NVDR(a)(b)	1,098,800	860,111
Minor International PCL, NVDR(a)(b)	6,452,610	3,772,981

		6,855,602

Independent Power and Renewable Electricity Producers — 8.8%
B Grimm Power PCL, NVDR	1,823,600	3,024,046
BCPG PCL, NVDR(b)	1,420,200	772,381
CK Power PCL, NVDR(a)(b)	5,684,660	775,587
Electricity Generating PCL, NVDR	674,100	5,848,840
Energy Absolute PCL, NVDR(b)	3,471,700	4,256,407
Global Power Synergy PCL, NVDR	1,640,200	3,892,961
Gulf Energy Development PCL, NVDR(b)	4,966,200	5,893,557
Ratch Group PCL, NVDR	1,855,300	4,082,710
SPCG PCL, NVDR	1,157,000	636,514
Super Energy Corp. PCL, NVDR(b)	38,401,650	977,848
TPI Polene Power PCL, NVDR(b)	5,965,500	753,892

		30,914,743

Insurance — 0.4%
Bangkok Life Assurance PCL, NVDR	1,220,400	575,479
TQM Corp. PCL, NVDR	281,500	902,641

		1,478,120

Media — 0.2%
Plan B Media PCL, NVDR(b)	4,589,500	793,532

Metals & Mining — 0.1%
STP & I PCL, NVDR(b)	2,257,600	334,985

Multiline Retail — 1.5%
Central Retail Corp. PCL, NVDR(a)	4,220,534	5,108,160

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 14.1%
Bangchak Corp. PCL, NVDR	2,396,200	$1,664,760
Banpu PCL, NVDR	9,603,300	1,886,848
Esso Thailand PCL, NVDR	2,408,500	420,219
IRPC PCL, NVDR(b)	26,222,100	2,225,705
Prima Marine PCL, NVDR	2,071,300	436,269
PTT Exploration & Production PCL, NVDR	3,235,984	8,545,195
PTT PCL, NVDR	26,625,000	29,713,533
Siamgas & Petrochemicals PCL, NVDR	1,747,900	456,069
Star Petroleum Refining PCL, NVS(b)	4,095,600	869,076
Thai Oil PCL, NVDR(b)	2,610,100	3,528,271

		49,745,945

Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	810,700	872,885

Real Estate Management & Development — 6.8%
Amata Corp. PCL, NVDR	1,860,600	848,120
AP Thailand PCL, NVDR	5,560,586	970,175
Bangkok Land PCL, NVDR(b)	26,524,000	875,517
Central Pattana PCL, NVDR	5,225,500	8,090,408
Land & Houses PCL, NVDR	19,478,500	4,470,074
MBK PCL, NVDR	2,187,200	1,045,125
Origin Property PCL, NVDR	2,042,800	324,305
Pruksa Holding PCL, NVDR(b)	1,548,900	579,438
Quality Houses PCL, NVDR	18,629,632	1,265,011
Sansiri PCL, NVDR(b)	27,987,337	686,266
SC Asset Corp. PCL, NVDR(b)	3,461,004	219,781
Siam Future Development PCL, NVDR(b)	2,530,953	385,093
Singha Estate PCL, NVDR	7,371,100	400,880
Supalai PCL, NVDR	3,498,000	1,627,488
WHA Corp. PCL, NVDR(b)	20,847,940	2,084,139

		23,871,820

Road & Rail — 2.0%
BTS Group Holdings PCL, NVDR(b)	18,375,900	6,989,890

Specialty Retail — 2.5%
Com7 PCL, NVDR	1,267,400	976,149
Dohome PLC, NVDR(b)	1,320,050	334,059
Home Product Center PCL, NVDR	13,777,173	6,410,002
PTG Energy PCL, NVDR	1,960,100	905,799

		8,626,009

Transportation Infrastructure — 7.2%
Airports of Thailand PCL, NVDR	9,989,000	19,469,286
Bangkok Aviation Fuel Services PCL, NVDR(b)	444,100	328,084
Bangkok Expressway & Metro PCL, NVDR	17,788,853	5,508,337

		25,305,707

Security	Shares	Value

Water Utilities — 0.6%
Eastern Water Resources Development and Management PCL, NVDR	1,386,500	$453,304
TTW PCL, NVDR	3,239,066	1,395,008
WHA Utilities and Power PCL, NVDR(b)	2,660,300	384,702

		2,233,014

Wireless Telecommunication Services — 7.9%
Advanced Info Service PCL, NVDR	2,770,519	16,765,951
Intouch Holdings PCL, NVDR	5,226,900	8,831,999
Total Access Communication PCL, NVDR(b)	1,658,400	2,319,987

		27,917,937

Total Common Stocks — 99.7% (Cost: $482,203,452)		351,040,562

Warrants

Media — 0.0%
VGI PCL, (Expires 09/10/22)(a)	1	0	(c)

Total Warrants — 0.0% (Cost: $0)		0	(c)

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.69%(d)(e)(f)	18,394,778	18,422,370
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.16%(d)(e)	2,671,000	2,671,000

		21,093,370

Total Short-Term Investments — 6.0% (Cost: $21,080,880)		21,093,370

Total Investments in Securities — 105.7% (Cost: $503,284,332)		372,133,932

Other Assets, Less Liabilities — (5.7)%		(20,079,070)

Net Assets — 100.0%		$352,054,862

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. (c) Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,300,710	4,094,068	18,394,778	$18,422,370	$690,667	(b)	$(4,136)	$9,907
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	1,811,000	2,671,000	2,671,000	8,877		—	—

				$21,093,370	$699,544		$(4,136)	$9,907

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	20	06/19/20	$933	$39,193

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1		Level 2	Level 3	Total
Investments
Assets
Common Stocks	$351,040,562		$—	$—	$351,040,562
Warrants	0	(a)	—	—	0	(a)
Money Market Funds	21,093,370		—	—	21,093,370

	$372,133,932		$—	$—	$372,133,932

Derivative financial instruments(b)
Assets
Futures Contracts	$39,193		$—	$—	$39,193

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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